Net earnings per share	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Net earnings per share
18	Net earnings per share

Basic net earnings per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted net earnings per share gives effect to all dilutive potential common shares outstanding during the period. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

	Year Ended March 31,
	2017	2018	2019

Income / (loss) available to common stockholders ($ in thousands)	$2,795	$4	$(463)

Basic weighted average common shares outstanding	5,143,648	4,910,357	4,703,224

Basic net earnings / (loss) per share	$0.54	$0.00	$(0.10)

Basic weighted average common shares outstanding	5,143,648	4,910,357	4,703,224
Effect of dilutive securities – Options	172,745	380,547	—

Diluted weighted average common and potential common shares outstanding	5,316,393	5,290,904	4,703,224

Diluted net earnings / (loss) per share	$0.53	$0.00	$(0.10)